Revenue and Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenue and Accounts Receivable

Note 3. Revenue and Accounts Receivable

Revenue by payor type for the three months ended March 31, 2013 and 2012 is comprised of the following:

	Three Months Ended March 31,
	2013	2012
Medicare	$257,063	$138,767
Direct bill (including clinical trials)	511,347	340,132
Grants and royalty	—	10,500
Insurance carrier and all others	450,257	345,353

	$1,218,667	$834,752

Accounts receivable by payor type at March 31, 2013 and December 31, 2012 consists of the following:

	March 31, 2013	December 31, 2012
Medicare	$347,773	$193,024
Direct bill (including clinical trials)	270,454	339,763
Insurance carrier and all others	542,666	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,124,893	$850,545

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices and clinical trial clients. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. The top five test ordering sites during the three months ended March 31, 2013 and 2012 accounted for 58% and 62% respectively, of our clinical testing volumes, with 30% and 43% respectively, of the volume coming from community hospitals. During the three months ended March 31, 2013, there were three sites which each accounted for approximately 10% or more of our revenue. A clinical trial client accounted for approximately 21%, a university teaching center accounted for approximately 12%, and a community oncology practice accounted for approximately 12%. During the three months ended March 31, 2012, there were two sites which each accounted for more than 10% of our clinical revenue: a community hospital and a clinical trial client accounted for approximately 15% and 13% of revenue, respectively. We generally do not enter into formal written agreements with such testing sites and, as a result, we may lose these significant test ordering sites at any time.

Note 3. Revenue and Accounts Receivable

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices and clinical trial clients. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. The top five test ordering sites during 2012, 2011 and 2010 accounted for 58%, 63% and 60% respectively, of our clinical testing volumes, with 46%, 29% and 15% respectively, of the volume coming from community hospitals. In particular, during 2012, there were three sites which each accounted for approximately 10% or more of our revenue. A university teaching center accounting for approximately 11%, a clinical trial client accounted for approximately 13%, and a community hospital accounted for approximately 10%. During 2011, there were two sites which accounted for more than 10% of our revenue: a community hospital accounted for approximately 18% and a community oncology practice accounted for approximately 11%. In 2010 there were three sites which each accounted for more than 10% of our revenue: one community hospital accounted for approximately 12% of the company’s revenue; a regional reference laboratory accounted for 11% and a community oncology practice accounted for another 11%. We generally do not enter into formal written agreements with such testing sites and, as a result, we may lose these significant test ordering sites at any time.